Convertible Notes and Convertible Notes - Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Convertible Notes and Convertible Notes - Related Parties
Convertible Notes and Convertible Notes - Related Parties

3. Convertible Notes and Convertible Notes — Related Parties

May 2023 Offering

From May 2023 through June 2023, the Company entered into subscription agreements for an offering of units with various investors, including related parties (“May 2023 Offering”). Each unit comprised of a convertible note due September 30, 2024 with a principal amount of $1,000 per unit bearing interest at 8%, and a warrant expiring March 31, 2028. The convertible notes (including unpaid interest) were automatically convertible into equity or equity linked securities of the Company in the case of the first of either a $150,000,000 equity or equity linked financing or an initial public offering (IPO) occurring before September 30, 2024. In the case of a $150,000,000 equity or equity linked financing the conversion would convert into equity or equity linked securities at a conversion price equal to 80% of the financing price. In the case of an IPO, the conversion would convert into the Company’s most recent issuance of equity or equity linked securities at a conversion price equal to 80% of the IPO issue price. In the event that no conversion event as described above occurred, the notes (principal and unpaid interest) would be exchanged for a secured promissory note repayable either on 30 days’ demand or on September 30, 2026. Each warrant issued by the Company entitled the holder to acquire up to $1,000 in equity or equity linked securities issued by the Company after March 31, 2023 but before September 30, 2024 at the price that such securities were issued.

The May 2023 Convertible Notes were initially recognized at proceeds received with a debt discount recognized in the full amount of the initial fair value of the bifurcated embedded derivative for a conversion feature. The warrants qualified as permanent equity under ASC 815-40; therefore, the Warrant was recognized within paid-in capital and measured at relative fair value. When estimating the fair value of the Warrant, the Company has followed the guidance in ASC 820 Fair Value Measurement.

The fair value of the warrants issued with the May 2023 Offering Convertible Notes was based on the Black-Scholes pricing model based on the following inputs:

May 2023 Offering
Stock price	$51.12
Exercise (Strike) price	Variable
Time to maturity (years)	3.5
Annualized risk-free rate	4.6%
Annualized volatility	50.0%

The May 2023 units were replaced by exchange in September 2023, see further discussion below.

September 2023 Offering

From September 2023 through October 2023, the Company entered into subscription and exchange agreements for an offering of units with various investors, including related parties (“September 2023 Offering”). Each unit was comprised of (i) a convertible note and (ii) five (5) warrants expiring July 31, 2028 to buy common shares of the Company at $200 exercisable in cash or by cashless exercise based on the market price of shares in the specified manner.

Each convertible note was a secured convertible note of the Company in the principal amount of $1,000 per unit due July 31, 2026 with a principal amount of $1,000 bearing interest at 8%. The convertible notes (including interest) were automatically convertible prior to maturity into (i) (a) the shares of the surviving entity following a SPAC (Special Purpose Acquisition Company) merger at a conversion price equal to 80% of the issue price of the securities issued by such surviving entity and (b) certain limited rights to the issue of additional surviving entity securities 21 days after the expiry of the lock ups associated with the SPAC merger transaction to compensate for any price evolution in the trading price of such securities below the issue price down to $5.00; (ii) common or preferred shares in the case of a $50,000,000 issuance of common or preferred shares (excluding units or monies raised in connection with a SPAC merger) at a conversion price equal to 80% of the issue price of such securities, or (iii) same class of shares of the Company issued in connection with an IPO at a conversion price equal to 80% of the price of such shares immediately post IPO.

Additionally, the Company entered into exchange agreements with each of the May 2023 Convertible Note holders whereby the holders received similar rights as under the September 2023 Offering. The Company concluded the exchanges met the definition of a troubled debt restructuring under ASC 470-60, Troubled Debt Restructurings by Debtors, as the Company was experiencing financial difficulties and the creditors granted a concession. The future undiscounted cash flows of the September 2023 Convertible Notes after the exchanges exceeded the carrying value of the May 2023 Convertible Notes prior to the exchanges. As such, the effective interest rate was adjusted prospectively, and no gain or loss was recognized.

The September 2023 Convertible Note are required to be accounted for as an ASC 480-10 liability as a result of the Variable Share Settlement provisions. The warrants qualified as permanent equity under ASC 815-40; therefore, the warrants were recognized within paid-in capital and measured at relative fair value. When estimating the fair value of the warrants, the Company followed the guidance in ASC 820 Fair Value Measurement.

The fair value of the warrants issued with the September 2023 Offering Convertible Notes was based on Black-Scholes pricing model based on the following inputs:

September 2023 Offering
Stock price	$51.14
Exercise (Strike) price	$200
Time to maturity (years)	4.9
Annualized risk-free rate	4.4%
Annualized volatility	60.0%

The September 2023 units were replaced by exchange in 2024, see further discussion below.

2024 Bridge Round Offering

From April 2024 through December 2024 the Company entered into subscription and exchange agreements for an offering of units with various investors, including related parties (“Bridge Round Offering”). Each unit was comprised of (i) a convertible note and (ii) ten (10) warrants expiring July 31, 2028 to buy common stock of the Company at $100 exercisable in cash or by cashless exercise based on the market price of shares in the specified manner.

Each convertible note was a secured convertible note of the Company in the principal amount of $1,000 per unit due July 31, 2026 with a principal amount of $1,000 bearing interest at 8%. The convertible notes (including unpaid interest) were automatically convertible prior to maturity into (i) (a) the shares of the surviving entity following a SPAC (Special Purpose Acquisition Company) merger at a conversion price equal to 75% of the issue price of the securities issued by such surviving entity and (b) certain limited rights to the issue of additional surviving entity securities 21 days after the expiry of the lock ups associated with the SPAC merger transaction to compensate for any price evolution in the trading price of such securities below the issue price down to $5.00; (ii) the Company’s common or preferred stock in the case of a $50,000,000 issuance of common or preferred stock (excluding units or monies raised in connection with a SPAC merger) at a conversion price equal to 75% of the issue price of such securities, or (iii) same class of shares of the Company issued in connection with IPO shares at a conversion price equal to 75% of the price of such shares immediately post IPO.

The Company’s obligations under the convertible notes, are secured in favor of each convertible note holder by a guaranty made by the Company and a security interest in all present and after acquired personal property and assets of the Company. The convertible notes include a prohibition on the Company granting liens or security interests on its assets outside the ordinary course of business.

Additionally, the Company entered into exchange agreements with each of the September 2023 Convertible Note holders whereby the holders received similar rights as the 2024 Bridge Round Offering. The Company evaluated the exchange agreement and determined it was not required to be accounted for as a Troubled Debt Restructuring under ASC 470-60 as no concession was granted to the Company. The Company then evaluated the exchange under ASC 470-50, Debt — Modifications and Extinguishment.

The 2024 Bridge Round Convertible Notes are required to be accounted for as an ASC 480-10 liability as a result of the Variable Share Settlement provisions. The warrants qualified as permanent equity under ASC 815-40; therefore, the warrants were recognized within paid-in capital and measured at relative fair value. When estimating the fair value of the warrants, the Company has followed the guidance in ASC 820 Fair Value Measurement.

The fair value of the warrants issued with the 2024 Bridge Round Offering was based on Black-Scholes pricing model based on the following inputs:

2024 Bridge Round Offering
Stock price	$52.06
Exercise (Strike) price	$100
Time to maturity (years)	4.1
Annualized risk-free rate	4.3%
Annualized volatility	63.0%

February 2025 Bridge Round Offering

During February 2025 the Company entered into subscription and exchange agreements for an offering of units with various investors, including related parties (“February 2025 Offering”) totaling $10,985,000. Each unit was comprised of (i) a convertible note and (ii) ten (10) warrants expiring July 31, 2028 to buy common stock of the Company at $100 exercisable in cash or by cashless exercise based on the market price of shares in the specified manner.

Each convertible note was a secured convertible note of the Company in the principal amount of $1,000 per unit due July 31, 2026 with a principal amount of $1,000 bearing interest at 8%. The convertible notes (including unpaid interest) were automatically convertible prior to maturity into (i) (a) the shares of the surviving entity following a SPAC (Special Purpose Acquisition Company) merger at a conversion price equal to 75% of the issue price of the securities issued by such surviving entity and (b) certain limited rights to the issue of additional surviving entity securities 21 days after the expiry of the lock ups associated with the SPAC merger transaction to compensate for any price evolution in the trading price of such securities below the issue price down to $5.00; (ii) the Company’s common or preferred stock in the case of a $50,000,000 issuance of common or preferred stock (excluding units or monies raised in connection with a SPAC merger) at a conversion price equal to 75% of the issue price of such securities, or (iii) same class of shares of the Company issued in connection with IPO shares at a conversion price equal to 75% of the price of such shares immediately post IPO.

The Company’s obligations under the convertible notes, are secured in favor of each convertible note holder by a guaranty made by the Company and a security interest in all present and after acquired personal property and assets of the Company. The convertible notes include a prohibition on the Company granting liens or security interests on its assets outside the ordinary course of business.

The February 2025 Offering Convertible Notes are required to be accounted for as an ASC 480-10 liability as a result of the Variable Share Settlement provisions. The warrants qualified as permanent equity under ASC 815-40; therefore, the warrants were recognized within paid-in capital and measured at relative fair value. When estimating the fair value of the warrants, the Company has followed the guidance in ASC 820 Fair Value Measurement.

The fair value of the warrants issued with the February 2025 Offering Convertible Notes was based on Black-Scholes pricing model based on the following inputs:

February 2025 Bridge Round
Offering
Stock price	$64.93
Exercise (Strike) price	$100
Time to maturity (years)	3.4
Annualized risk-free rate	4.2%
Annualized volatility	51.3%

Roll forward of Convertible Notes and Convertible Notes-Related Party

		Convertible Notes –
	Convertible Notes	Related Party
Balance at January 1, 2024	$7,918,528	$2,032,017
2024 Bridge Round Offering proceeds	6,563,000	650,000
Loss on extinguishment of debt	1,183,289	202,204
Recognition of debt discount	(2,173,509)	(514,827)
Foreign currency translation adjustment	(369,323)	(130,898)
Amortization of debt discount	586,847	133,498
Balance at December 31, 2024	13,708,832	2,371,994
February 2025 Bridge Round Offering proceeds	9,335,000	1,650,000
Recognition of debt discount	(2,323,073)	(271,458)
Amortization of debt discount	304,616	212,160
Balance at March 31, 2025	21,025,375	3,962,696
Amortization of debt discount	593,114	106,078
Balance at June 30, 2025	21,618,489	4,068,774
Amortization of debt discount	599,633	107,243
Balance at September 30, 2025	$22,218,122	$4,176,017

10. Convertible Notes and Convertible Notes — Related Parties

May 2023 Offering

From May 2023 through June 2023, the Company entered into subscription agreements for an offering of units with various investors, including related parties (“May 2023 Offering”). Each unit comprised of a convertible note due September 30, 2024 with a principal amount of $1,000 per unit bearing interest at 8%, and a warrant expiring March 31, 2028. The convertible notes (including unpaid interest) were automatically convertible into equity or equity linked securities of the Company in the case of the first of either a $150,000,000 equity or equity linked financing or an initial public offering (IPO) occurring before September 30, 2024. In the case of a $150,000,000 equity or equity linked financing the conversion would convert into equity or equity linked securities at a conversion price equal to 80% of the financing price. In the case of an IPO, the conversion would into the Company’s most recent issuance of equity or equity linked securities at a conversion price equal to 80% of the IPO issue price. In the event that no conversion event as described above occurred, the notes (principal and unpaid interest) would be exchanged for a secured promissory note repayable either on 30 days’ demand or on September 30, 2026. Each warrant issued by the Company entitled the holder to acquire up to $1,000 in equity or equity linked securities issued by the Company after March 31, 2023 but before September 30, 2024 at the price that such securities were issued.

The Convertible Notes were initially recognized at proceeds received with a debt discount recognized in the full amount of the initial fair value of the bifurcated embedded derivative for a conversion feature. The Warrant qualified as permanent equity under ASC 815-40; therefore, the Warrant was recognized within paid-in capital and measured at relative fair value. When estimating the fair value of the Warrant, the Company has followed the guidance in ASC 820 Fair Value Measurement.

The value of the warrants issued with the May 2023 Offering Convertible Notes was based on the Black-Scholes pricing model based on the following inputs:

May 2023
Offering
Stock price	$51.12
Exercise (Strike) price	Variable
Time to maturity (years)	3.5
Annualized risk-free rate	4.6%
Annualized volatility	50.0%

The May 2023 units were replaced by exchange in September 2023, see further discussion below.

10. Convertible Notes and Convertible Notes — Related Parties (cont.)

September 2023 Offering

From September 2023 through October 2023, the Company entered into subscription and exchange agreements for an offering of units with various investors, including related parties (“September 2023 Offering”). Each unit was comprised of (i) a convertible note and (ii) five (5) warrants expiring July 31, 2028 to buy common shares of the Company at $200 exercisable in cash or by cashless exercise based on the market price of shares in the specified manner.

Each convertible note was a secured convertible note of the Company in the principal amount of $1,000 per unit due July 31, 2026 with a principal amount of $1,000 bearing interest at 8%. The convertible notes (including interest) were automatically convertible prior to maturity into (i) (a) the shares of the surviving entity following a SPAC (Special Purpose Acquisition Company) merger at a conversion price equal to 80% of the issue price of the securities issued by such surviving entity and (b) certain limited rights to the issue of additional surviving entity securities 21 days after the expiry of the lock ups associated with the SPAC merger transaction to compensate for any price evolution in the trading price of such securities below the issue price down to $5.00; (ii) common or preferred shares in the case of a $50,000,000 issuance of common or preferred shares (excluding units or monies raised in connection with a SPAC merger) at a conversion price equal to 80% of the issue price of such securities, or (iii) the same class of shares of the Company issued in connection with an IPO at a conversion price equal to 80% of the price of such shares immediately post IPO.

Additionally, the Company entered into exchange agreements with each of the May 2023 Convertible Note holders whereby the holders received similar rights as under the September 2023 Offering. The Company concluded the exchanges met the definition of a troubled debt restructuring under ASC 470-60, Troubled Debt Restructurings by Debtors, as the Company was experiencing financial difficulties and the creditors granted a concession. The future undiscounted cash flows of the Convertible Notes after the exchanges exceeded the carrying value of the Convertible Notes prior to the exchanges. As such, the effective interest rate was adjusted prospectively, and no gain or loss was recognized.

The September 2023 Convertible Note are required to be accounted for as an ASC 480-10 liability as a result of the Variable Share Settlement provisions. The Warrant qualified as permanent equity under ASC 815-40; therefore, the Warrant was recognized within paid-in capital and measured at relative fair value. When estimating the fair value of the Warrant, the Company followed the guidance in ASC 820 Fair Value Measurement.

The value of the warrants issued with the September 2023 Offering Convertible Notes was based on Black-Scholes pricing model based on the following inputs:

September 2023
Offering
Stock price	$51.14
Exercise (Strike) price	$200
Time to maturity (years)	4.9
Annualized risk-free rate	4.4%
Annualized volatility	60.0%

The September 2023 units were replaced by exchange in June 2024, see further discussion below.

Bridge Round

From April 2024 through December 2024, the Company entered into subscription and exchange agreements for an offering of units with various investors, including related parties (“Bridge Round Offering”). Each unit was comprised of (i) a convertible note and (ii) ten (10) warrants expiring July 31, 2028 to buy common stock of the Company at $100 exercisable in cash or by cashless exercise based on the market price of shares in the specified manner.

10. Convertible Notes and Convertible Notes — Related Parties (cont.)

Each convertible note was a secured convertible note of the Company in the principal amount of $1,000 per unit due July 31, 2026 with a principal amount of $1,000 bearing interest at 8%. The convertible notes (including unpaid interest) were automatically convertible prior to maturity into (i) (a) the shares of the surviving entity following a SPAC (Special Purpose Acquisition Company) merger at a conversion price equal to 75% of the issue price of the securities issued by such surviving entity and (b) certain limited rights to the issue of additional surviving entity securities 21 days after the expiry of the lock ups associated with the SPAC merger transaction to compensate for any price evolution in the trading price of such securities below the issue price down to $5.00; (ii) the Company’s common or preferred stock in the case of a $50,000,000 issuance of common or preferred stock (excluding units or monies raised in connection with a SPAC merger) at a conversion price equal to 75% of the issue price of such securities, or (iii) the same class of shares of the Company issued in connection with an IPO shares at a conversion price equal to 75% of the price of such shares immediately post IPO.

The Company’s obligations under the convertible notes, are secured in favor of each convertible note holder by a guaranty made by the Company and a security interest in all present and after acquired personal property and assets of the Company. The convertible notes include a prohibition on the Company granting liens or security interests on its assets outside the ordinary course of business.

Additionally, the Company entered into exchange agreements with each of the September 2023 Convertible Note holders whereby the holders received similar rights as the Bridge Round Offering. The Company evaluated the exchange agreement and determined it was not required to be accounted for as a Troubled Debt Restructuring under ASC 470-60 as no concession was granted to the Company. The Company then evaluated the exchange under ASC 470-50, Debt — Modifications and Extinguishment. The Company recorded a loss on extinguishment of debt of $1.2 million for the year ended December 31, 2024.

The convertible notes issued in connection with Bridge Round Offering are required to be accounted for as an ASC 480-10 liability as a result of the Variable Share Settlement provisions. The Warrant qualified as permanent equity under ASC 815-40; therefore, the Warrant was recognized within paid-in capital and measured at relative fair value. When estimating the fair value of the Warrant, the Company has followed the guidance in ASC 820 Fair Value Measurement.

The value of the warrants issued with the Bridge Round Offering was based on Black-Scholes pricing model based on the following inputs:

Bridge Round
Offering
Stock price	$52.06
Exercise (Strike) price	$100
Time to maturity (years)	4.1
Annualized risk-free rate	4.3%
Annualized volatility	63.0%

10. Convertible Notes and Convertible Notes — Related Parties (cont.)

Rollforward of Convertible Notes and Convertible Notes-Related Party

		Convertible
	Convertible	Notes – Related
	Notes	Party
Balance at January 1, 2023	$—	$—
May 2023 Offering proceeds	1,945,000	1,065,000
Recognition of debt discount	(633,822)	(345,411)
September 2023 Offering proceeds	6,070,000	1,065,000
Adjustment for troubled debt restructuring	229,129	170,550
Foreign currency translation adjustment	267,340	64,386
Amortization of debt discount	40,881	12,492
Balance at December 31, 2023	7,918,528	2,032,017
Bridge Round Offering proceeds	6,563,000	650,000
Loss on extinguishment of debt	1,183,289	202,204
Recognition of debt discount	(2,173,509)	(514,827)
Foreign currency translation adjustment	(369,323)	(130,898)
Amortization of debt discount	586,847	133,498
Balance at December 31, 2024	$13,708,832	$2,371,994